John Hancock
Active Equity ETFs
Quarterly portfolio holdings 7/31/2024

Funds’ investments
DISCIPLINED VALUE INTERNATIONAL SELECT ETF

As of 7-31-24 (unaudited)
	Shares	Value
Common stocks 99.7%		$27,947,200
(Cost $25,186,692)
Bermuda 2.7%		765,704
Everest Group, Ltd.	1,949	765,704
Canada 10.0%		2,799,592
Cenovus Energy, Inc.	36,493	734,906
Kinross Gold Corp.	90,793	824,823
MEG Energy Corp. (A)	23,915	495,283
Teck Resources, Ltd., Class B	15,198	744,580
Finland 2.6%		718,261
Fortum OYJ	46,777	718,261
France 12.6%		3,537,457
Airbus SE	3,954	598,836
AXA SA	19,662	691,265
BNP Paribas SA	6,947	477,051
Capgemini SE	2,041	405,493
Rexel SA	20,286	516,299
TotalEnergies SE	6,574	444,466
Vallourec SACA (A)	24,926	404,047
Germany 8.2%		2,293,731
Allianz SE	1,377	388,605
Commerzbank AG	32,482	530,395
Infineon Technologies AG	13,589	471,284
Siemens AG	4,928	903,447
Ireland 0.9%		257,910
Ryanair Holdings PLC, ADR	2,546	257,910
Japan 20.1%		5,628,559
Asahi Group Holdings, Ltd.	27,400	1,011,611
Honda Motor Company, Ltd.	26,900	294,459
Kansai Paint Company, Ltd.	33,600	552,482
Komatsu, Ltd.	12,200	353,286
Mitsubishi Chemical Group Corp.	81,000	481,392
Mitsubishi Electric Corp.	37,200	643,076
Mitsubishi Heavy Industries, Ltd.	29,900	363,665
Renesas Electronics Corp.	13,900	238,164
Sony Group Corp.	6,200	557,530
Sumitomo Mitsui Financial Group, Inc.	10,700	776,223
Suzuki Motor Corp.	30,500	356,671
Netherlands 2.7%		754,804
ING Groep NV	26,706	484,051
Stellantis NV	16,239	270,753
South Korea 10.5%		2,950,558
KB Financial Group, Inc.	14,554	929,215
Samsung C&T Corp.	3,718	419,397
Samsung Electronics Company, Ltd.	26,287	1,601,946
Switzerland 10.0%		2,793,055
Glencore PLC	85,346	471,158
Novartis AG	10,126	1,134,020
Sandoz Group AG	27,394	1,187,877
2	JOHN HANCOCK ACTIVE EQUITY ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

	Shares	Value
United Kingdom 15.1%		$4,250,979
AstraZeneca PLC	4,622	734,255
BAE Systems PLC	46,027	766,779
Beazley PLC	45,872	402,720
IMI PLC	13,844	336,790
NatWest Group PLC	121,425	574,105
SSE PLC	33,309	804,549
Tesco PLC	148,332	631,781
United States 4.3%		1,196,590
CRH PLC	14,047	1,196,590

Total investments (Cost $25,186,692) 99.7%	$27,947,200
Other assets and liabilities, net 0.3%	92,987
Total net assets 100.0%	$28,040,187

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
The fund had the following sector composition as a percentage of net assets on 7-31-24:
Financials	21.5%
Industrials	18.4%
Materials	15.2%
Health care	10.9%
Information technology	9.7%
Energy	7.4%
Consumer staples	5.9%
Utilities	5.4%
Consumer discretionary	5.3%
Other assets and liabilities, net	0.3%
TOTAL	100.0%
FUNDAMENTAL ALL CAP CORE ETF

As of 7-31-24 (unaudited)
	Shares	Value
Common stocks 98.2%		$3,730,569
(Cost $2,943,499)
Communication services 10.1%		385,380
Entertainment 3.4%
Liberty Media Corp.-Liberty Formula One, Series C (A)	1,171	94,699
Warner Brothers Discovery, Inc. (A)	3,887	33,623
Interactive media and services 6.7%
Alphabet, Inc., Class A	1,321	226,604
CarGurus, Inc. (A)	1,227	30,454
Consumer discretionary 20.9%		795,029
Automobile components 1.2%
Mobileye Global, Inc., Class A (A)	2,179	45,759
Broadline retail 7.2%
Amazon.com, Inc. (A)	1,464	273,739
Hotels, restaurants and leisure 1.9%
Las Vegas Sands Corp.	942	37,369
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ACTIVE EQUITY ETFS	3

	Shares	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
Vail Resorts, Inc.	196	$35,674
Household durables 5.6%
Lennar Corp., A Shares	1,007	178,169
NVR, Inc. (A)	4	34,430
Leisure products 1.2%
Polaris, Inc.	569	47,386
Specialty retail 2.8%
Avolta AG, ADR (A)	7,469	27,785
Group 1 Automotive, Inc.	212	77,533
Textiles, apparel and luxury goods 1.0%
Canada Goose Holdings, Inc. (A)	2,434	28,113
Salvatore Ferragamo SpA, ADR	2,016	9,072
Consumer staples 1.4%		52,539
Beverages 1.4%
Anheuser-Busch InBev SA/NV, ADR	883	52,539
Energy 5.1%		192,065
Oil, gas and consumable fuels 5.1%
Cheniere Energy, Inc.	722	131,866
Suncor Energy, Inc.	1,508	60,199
Financials 16.5%		628,394
Banks 3.6%
First Hawaiian, Inc.	5,564	139,323
Capital markets 12.9%
KKR & Company, Inc.	1,369	169,003
Morgan Stanley	1,426	147,177
S&P Global, Inc.	154	74,648
The Goldman Sachs Group, Inc.	193	98,243
Health care 7.2%		275,421
Biotechnology 1.3%
Alnylam Pharmaceuticals, Inc. (A)	83	19,709
Moderna, Inc. (A)	265	31,593
Health care equipment and supplies 1.8%
Hologic, Inc. (A)	859	70,103
Health care providers and services 1.7%
Elevance Health, Inc.	120	63,844
Life sciences tools and services 1.9%
Avantor, Inc. (A)	1,683	45,020
Thermo Fisher Scientific, Inc.	45	27,600
Pharmaceuticals 0.5%
Elanco Animal Health, Inc. (A)	1,346	17,552
Industrials 6.5%		245,283
Electrical equipment 2.0%
Regal Rexnord Corp.	386	62,022
Sensata Technologies Holding PLC	338	13,179
Machinery 1.9%
Parker-Hannifin Corp.	125	70,145
4	JOHN HANCOCK ACTIVE EQUITY ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

	Shares	Value
Industrials (continued)
Trading companies and distributors 2.6%
United Rentals, Inc.	132	$99,937
Information technology 25.9%		983,649
Semiconductors and semiconductor equipment 11.2%
Analog Devices, Inc.	540	124,945
NVIDIA Corp.	2,010	235,210
Texas Instruments, Inc.	315	64,200
Software 10.6%
Autodesk, Inc. (A)	197	48,761
Microsoft Corp.	93	38,907
Oracle Corp.	469	65,402
Roper Technologies, Inc.	94	51,207
Salesforce, Inc.	407	105,332
Workday, Inc., Class A (A)	410	93,119
Technology hardware, storage and peripherals 4.1%
Apple, Inc.	705	156,566
Materials 1.1%		41,104
Chemicals 1.1%
Axalta Coating Systems, Ltd. (A)	1,153	41,104
Real estate 3.5%		131,705
Real estate management and development 0.2%
Five Point Holdings LLC, Class A (A)	1,688	5,655
Specialized REITs 3.3%
American Tower Corp.	36	7,934
Crown Castle, Inc.	1,073	118,116

	Yield (%)	Shares	Value
Short-term investments 2.3%			$89,531
(Cost $89,512)
Short-term funds 2.3%			89,531
John Hancock Collateral Trust (B)	5.4652(C)	8,953	89,531

Total investments (Cost $3,033,011) 100.5%	$3,820,100
Other assets and liabilities, net (0.5%)	(19,532)
Total net assets 100.0%	$3,800,568

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(C)	The rate shown is the annualized seven-day yield as of 7-31-24.
INTERNATIONAL HIGH DIVIDEND ETF

As of 7-31-24 (unaudited)
	Shares	Value
Common stocks 95.2%		$7,559,118
(Cost $6,536,945)
Australia 1.8%		146,232
ANZ Group Holdings, Ltd.	1,127	21,379
Fortescue, Ltd.	7,567	93,241
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ACTIVE EQUITY ETFS	5

	Shares	Value
Australia (continued)
Woodside Energy Group, Ltd.	1,754	$31,612
Canada 5.4%		430,189
Canadian Imperial Bank of Commerce	706	36,489
Canadian Natural Resources, Ltd.	576	20,439
CES Energy Solutions Corp.	3,797	22,703
Enbridge, Inc.	3,279	122,644
Laurentian Bank of Canada	4,975	96,298
Martinrea International, Inc.	1	8
Power Corp. of Canada	3,726	107,779
Suncor Energy, Inc.	597	23,829
Denmark 1.9%		149,842
Novo Nordisk A/S, B Shares	1,133	149,842
Finland 2.0%		157,926
Fortum OYJ	10,285	157,926
France 6.2%		494,466
Carrefour SA	6,611	98,722
Cie Generale des Etablissements Michelin SCA	1,287	50,971
Klepierre SA	4,823	138,198
Publicis Groupe SA	926	96,816
Sanofi	1,064	109,759
Germany 9.7%		769,581
Bayer AG	1,388	41,296
Bayerische Motoren Werke AG	1,352	125,555
Deutsche Telekom AG	3,771	98,628
DWS Group GmbH & Company KGaA (A)	3,576	135,436
Heidelberg Materials AG	1,100	114,841
Mercedes-Benz Group AG	1,967	130,178
RWE AG	3,313	123,647
Hong Kong 5.7%		452,761
CK Hutchison Holdings, Ltd.	32,878	172,553
Henderson Land Development Company, Ltd.	12,358	34,723
Jardine Matheson Holdings, Ltd.	536	18,867
Swire Pacific, Ltd., Class A	17,103	147,451
WH Group, Ltd. (A)	121,743	79,167
Italy 7.8%		619,400
Banco BPM SpA	23,450	162,402
Enel SpA	2,741	19,558
Eni SpA	9,126	146,134
Generali	5,193	134,471
Poste Italiane SpA (A)	11,581	156,835
Japan 22.4%		1,781,257
Dai-ichi Life Holdings, Inc.	755	23,323
Daiwa House Industry Company, Ltd.	2,500	71,331
FUJIFILM Holdings Corp.	3,951	94,009
Honda Motor Company, Ltd.	2,149	23,524
Japan Tobacco, Inc.	4,537	133,704
JFE Holdings, Inc.	7,800	114,569
Kobe Steel, Ltd.	2,527	31,676
Komatsu, Ltd.	2,700	78,186
Marubeni Corp.	8,186	155,630
6	JOHN HANCOCK ACTIVE EQUITY ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

	Shares	Value
Japan (continued)
Mitsubishi Corp.	6,700	$140,003
Mitsui & Company, Ltd.	5,192	121,812
Mizuho Financial Group, Inc.	7,729	177,121
Nippon Steel Corp.	5,900	128,619
Nomura Real Estate Holdings, Inc.	767	21,619
Ricoh Company, Ltd.	2,700	25,329
SCREEN Holdings Company, Ltd.	202	17,312
Seiko Epson Corp.	4,968	86,856
Shionogi & Company, Ltd.	1,072	47,002
Sojitz Corp.	3,136	75,055
Sumitomo Corp.	5,995	150,532
Suzuken Company, Ltd.	665	24,309
Suzuki Motor Corp.	1,804	21,096
Toyota Motor Corp.	951	18,640
Netherlands 3.3%		257,735
ABN AMRO Bank NV (A)	8,930	155,722
ASML Holding NV	88	80,989
ASR Nederland NV	419	21,024
Norway 1.8%		144,266
Aker BP ASA	5,955	144,266
Singapore 3.5%		275,387
DBS Group Holdings, Ltd.	4,865	133,082
Oversea-Chinese Banking Corp., Ltd.	12,818	142,305
Spain 5.5%		434,127
Banco Bilbao Vizcaya Argentaria SA	12,907	135,533
Repsol SA	10,173	145,033
Telefonica SA	33,958	153,561
Sweden 1.6%		127,153
SKF AB, B Shares	914	16,967
Volvo AB, B Shares	4,321	110,186
Switzerland 5.7%		453,201
ABB, Ltd.	2,730	151,286
Adecco Group AG	2,788	94,892
Glencore PLC	26,551	146,577
Holcim, Ltd. (B)	215	20,087
Novartis AG	190	21,278
UBS Group AG	630	19,081
United Kingdom 10.9%		865,595
British American Tobacco PLC	4,992	176,009
GSK PLC	7,061	137,131
J Sainsbury PLC	30,546	108,053
Land Securities Group PLC	17,269	140,961
Phoenix Group Holdings PLC	14,560	102,298
SSE PLC	913	22,053
Taylor Wimpey PLC	32,135	65,773

Tesco PLC	26,605	113,317
Preferred securities 3.8%		$301,446
(Cost $323,466)
Germany 3.8%		301,446
Henkel AG & Company KGaA	214	18,317
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ACTIVE EQUITY ETFS	7

	Shares	Value
Germany (continued)
Porsche Automobil Holding SE	3,187	$142,533
Volkswagen AG	1,259	140,596

	Yield (%)	Shares	Value
Short-term investments 0.6%			$47,874
(Cost $47,868)
Short-term funds 0.6%			47,874
John Hancock Collateral Trust (C)	5.4652(D)	4,787	47,874

Total investments (Cost $6,908,279) 99.6%	$7,908,438
Other assets and liabilities, net 0.4%	30,153
Total net assets 100.0%	$7,938,591

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(B)	Non-income producing security.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(D)	The rate shown is the annualized seven-day yield as of 7-31-24.
The fund had the following sector composition as a percentage of net assets on 7-31-24:
Financials	22.2%
Industrials	16.2%
Consumer staples	9.1%
Consumer discretionary	9.0%
Energy	8.3%
Materials	8.2%
Real estate	7.0%
Health care	6.7%
Communication services	4.4%
Utilities	4.1%
Information technology	3.8%
Short-term investments and other	1.0%
TOTAL	100.0%
U.S. HIGH DIVIDEND ETF

As of 7-31-24 (unaudited)
	Shares	Value
Common stocks 98.7%		$9,264,596
(Cost $7,505,771)
Communication services 4.5%		426,824
Diversified telecommunication services 1.9%
Verizon Communications, Inc.	4,572	185,257
Media 2.6%
Comcast Corp., Class A	1,587	65,495
Omnicom Group, Inc.	613	60,099
The Interpublic Group of Companies, Inc.	3,605	115,973
Consumer discretionary 5.5%		514,644
Hotels, restaurants and leisure 1.5%
Starbucks Corp.	1,143	89,097
Wingstop, Inc.	139	51,969
8	JOHN HANCOCK ACTIVE EQUITY ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

	Shares	Value
Consumer discretionary (continued)
Household durables 0.4%
Garmin, Ltd.	239	$40,929
Specialty retail 3.3%
Best Buy Company, Inc.	1,122	97,075
Dick’s Sporting Goods, Inc.	303	65,554
The Home Depot, Inc.	193	71,055
Williams-Sonoma, Inc.	483	74,710
Textiles, apparel and luxury goods 0.3%
NIKE, Inc., Class B	324	24,255
Consumer staples 6.7%		626,147
Consumer staples distribution and retail 0.5%
Target Corp.	309	46,477
Food products 2.4%
Archer-Daniels-Midland Company	414	25,672
Conagra Brands, Inc.	2,803	84,987
The Kraft Heinz Company	3,135	110,383
Tobacco 3.8%
Altria Group, Inc.	3,908	191,531
Philip Morris International, Inc.	1,451	167,097
Energy 5.7%		532,510
Oil, gas and consumable fuels 5.7%
Chevron Corp.	433	69,484
Exxon Mobil Corp.	1,250	148,238
Kinder Morgan, Inc.	2,377	50,226
ONEOK, Inc.	2,152	179,326
The Williams Companies, Inc.	1,985	85,236
Financials 12.2%		1,145,305
Banks 0.8%
Citizens Financial Group, Inc.	604	25,773
Credicorp, Ltd.	161	27,473
Huntington Bancshares, Inc.	1,872	27,986
Capital markets 5.7%
BlackRock, Inc.	197	172,671
CME Group, Inc.	473	91,625
Franklin Resources, Inc.	3,409	77,964
Houlihan Lokey, Inc.	191	28,698
T. Rowe Price Group, Inc.	1,430	163,320
Consumer finance 0.6%
American Express Company	215	54,404
Insurance 5.1%
American Financial Group, Inc.	1,286	168,415
Fidelity National Financial, Inc.	1,491	82,616
Principal Financial Group, Inc.	474	38,636
Prudential Financial, Inc.	1,482	185,724
Health care 7.6%		712,578
Health care equipment and supplies 1.1%
Abbott Laboratories	772	81,786
Medtronic PLC	320	25,702
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ACTIVE EQUITY ETFS	9

	Shares	Value
Health care (continued)
Health care providers and services 1.0%
CVS Health Corp.	647	$39,034
UnitedHealth Group, Inc.	94	54,159
Life sciences tools and services 0.8%
Danaher Corp.	157	43,502
Thermo Fisher Scientific, Inc.	48	29,440
Pharmaceuticals 4.7%
Bristol-Myers Squibb Company	3,691	175,544
Eli Lilly & Company	197	158,441
Johnson & Johnson	665	104,970
Industrials 9.7%		915,408
Air freight and logistics 1.6%
United Parcel Service, Inc., Class B	1,116	145,493
Construction and engineering 0.3%
Comfort Systems USA, Inc.	83	27,591
Electrical equipment 1.7%
Eaton Corp. PLC	82	24,993
Rockwell Automation, Inc.	296	82,480
Vertiv Holdings Company, Class A	707	55,641
Ground transportation 0.4%
Union Pacific Corp.	158	38,983
Machinery 1.5%
AGCO Corp.	1,062	100,274
Caterpillar, Inc.	124	42,929
Professional services 2.0%
Automatic Data Processing, Inc.	244	64,079
Paychex, Inc.	980	125,460
Trading companies and distributors 2.2%
W.W. Grainger, Inc.	27	26,374
Watsco, Inc.	370	181,111
Information technology 36.0%		3,376,541
Communications equipment 1.4%
Cisco Systems, Inc.	2,705	131,057
IT services 3.4%
Accenture PLC, Class A	441	145,803
IBM Corp.	900	172,926
Semiconductors and semiconductor equipment 14.5%
Analog Devices, Inc.	102	23,601
Broadcom, Inc.	859	138,024
KLA Corp.	178	146,506
Lam Research Corp.	126	116,076
Monolithic Power Systems, Inc.	97	83,720
NVIDIA Corp.	4,915	575,153
NXP Semiconductors NV	135	35,527
Qualcomm, Inc.	789	142,770
Texas Instruments, Inc.	487	99,255
Software 9.1%
Gen Digital, Inc.	1,185	30,798
Intuit, Inc.	201	130,117
Microsoft Corp.	1,368	572,303
10	JOHN HANCOCK ACTIVE EQUITY ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

	Shares	Value
Information technology (continued)
Software (continued)
Oracle Corp.	893	$124,529
Technology hardware, storage and peripherals 7.6%
Apple, Inc.	2,659	590,509
Hewlett Packard Enterprise Company	1,224	24,370
HP, Inc.	1,602	57,816
NetApp, Inc.	281	35,681
Materials 2.0%		186,624
Chemicals 0.6%
LyondellBasell Industries NV, Class A	549	54,604
Containers and packaging 1.4%
Amcor PLC	8,039	84,651
Packaging Corp. of America	237	47,369
Real estate 6.1%		574,900
Retail REITs 1.4%
Simon Property Group, Inc.	883	135,488
Specialized REITs 4.7%
CubeSmart	546	25,979
Gaming and Leisure Properties, Inc.	3,812	191,362
Public Storage	90	26,633
VICI Properties, Inc.	6,252	195,438
Utilities 2.7%		253,115
Electric utilities 2.1%
Duke Energy Corp.	348	38,026
NextEra Energy, Inc.	821	62,716
The Southern Company	1,205	100,642
Independent power and renewable electricity producers 0.6%
Vistra Corp.	653	51,731

	Yield (%)	Shares	Value
Short-term investments 1.6%			$144,602
(Cost $144,578)
Short-term funds 1.6%			144,602
John Hancock Collateral Trust (A)	5.4652(B)	14,460	144,602

Total investments (Cost $7,650,349) 100.3%	$9,409,198
Other assets and liabilities, net (0.3%)	(24,505)
Total net assets 100.0%	$9,384,693

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(B)	The rate shown is the annualized seven-day yield as of 7-31-24.
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ACTIVE EQUITY ETFS	11

Notes to Funds’ investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the funds use the following valuation techniques: Equity securities, including exchange-traded and closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there  were no sales during the day or closing prices are not available, the securities are valued using  the last available bid price. Investments by the funds in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor valued at London close.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor may use fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The funds use a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the funds’ investments as of July 31, 2024, by major security category or type:
	Total value at 7-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Disciplined Value International Select ETF
Investments in securities:
Assets
Common stocks	$27,947,200	$27,947,200	—	—
Total investments in securities	$27,947,200	$27,947,200	—	—

Fundamental All Cap Core ETF
Investments in securities:
Assets
Common stocks	$3,730,569	$3,730,569	—	—
Short-term investments	89,531	89,531	—	—
Total investments in securities	$3,820,100	$3,820,100	—	—

International High Dividend ETF
Investments in securities:
Assets
Common stocks	$7,559,118	$7,559,118	—	—
Preferred securities	301,446	301,446	—	—
Short-term investments	47,874	47,874	—	—
Total investments in securities	$7,908,438	$7,908,438	—	—

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	Total value at 7-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
U.S. High Dividend ETF
Investments in securities:
Assets
Common stocks	$9,264,596	$9,264,596	—	—
Short-term investments	144,602	144,602	—	—
Total investments in securities	$9,409,198	$9,409,198	—	—
Investment in affiliated underlying funds. The funds may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the funds’ fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the funds, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Fundamental All Cap Core ETF
John Hancock Collateral Trust	8,953	$35,601	$188,797	$(134,891)	$(1)	$25	$948	—	$89,531
International High Dividend ETF
John Hancock Collateral Trust	4,787	$111,025	$989,722	$(1,052,913)	$11	$29	$1,783	—	$47,874
U.S. High Dividend ETF
John Hancock Collateral Trust	14,460	$106,654	$210,297	$(172,381)	$1	$31	$1,962	—	$144,602
For additional information on the funds’ significant accounting policies and risks, please refer to the funds’ most recent semiannual or annual shareholder report and prospectus.
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